Share-based Compensation Stock Options (Details) - Stock Options $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding at January 1 | shares	82
Stock options granted | shares	707
Stock Options Exercised | shares	0
Stock Options Forfeited | shares	(64)
Stock Options Expired | shares	(34)
Stock options outstanding at December 31 | shares	691
Stock options exercisable at December 31 | shares	40
Stock options vested or expected to vest as of December 31 | shares	530
Weighted Average Exercise Price - Stock options outstanding at January 1 | $ / shares	$ 13.62
Weighted average grant date fair value of stock options granted in period | $ / shares	3.92
Weighted Average Exercise Price - Stock Options Exercised | $ / shares	0.00
Weighted Average Exercise Price - Stock Options Forfeited | $ / shares	5.03
Weighted Average Exercise Price - Stock Options Expired | $ / shares	14.77
Weighted Average Exercise Price - Stock options outstanding at December 31 | $ / shares	4.43
Weighted Average Exercise Price - Stock options exercisable at December 31 | $ / shares	12.79
Weighted Average Exercise Price - Stock options vested or expected to vest as of December 31 | $ / shares	$ 4.59
Intrinsic Value - Stock options outstanding at December 31 | $	$ 0
Intrinsic Value - Stock options exercisable at December 31 | $	0
Intrinsic Value - Stock options vested or expected to vest as of December 31 | $	$ 0
Weighted Average Remaining Contractual Life - Stock options outstanding at December 31	9 years 1 month 26 days
Weighted Average Remaining Contractual Life - Stock options exercisable at December 31	2 years 2 months 17 days
Weighted Average Remaining Contractual Life - Stock options vested or expected to vest as of December 31	9 years 7 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $	$ 818
Long-Term Compensation Plan -2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	55.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.80%
Stock options granted | shares	583
Weighted average grant date fair value of stock options granted in period | $ / shares	$ 2.05
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Short-term Incentive Plan - 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	56.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.80%
Stock options granted | shares	124
Weighted average grant date fair value of stock options granted in period | $ / shares	$ 2.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The stock options vest in three equal installments over three years from the grant date and are exercisable immediately upon vesting. The strike price was equal to the closing price of the Company's stock on the date of grant.